13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2006
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2006
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 61
From 13F Information Table Value Total (USD):  160,305,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
Abbott Labs	COM	002824100	783	18441	SH		Sole
Aflac Inc.	COM	001055102	5433	120378	SH		Sole
Altria Group	COM	718154107	1412	19929	SH		Sole
American ExpressCOM	025816109	7050	134161	SH		Sole
American Int'l GroupCOM	026874107	16251	245887	SH		Sole
Ameriprise FinancialCOM			983	21811	SH		Sole
Anheuser Busch	COM	035229103	3567	83403	SH		Sole
Bank Of Amer	COM	060505104	793	17422	SH		Sole
Beckman Coulter COM	075811109	1606	29435	SH		Sole
Berkshire HathawayCOM	084670991	1355	15	SH		Sole
Berkshire Hathaway BCOM	084670207	13617	4521	SH		Sole
Bp Plc Adr	COM	055622104	503	7292	SH		Sole
CBS		COM	12490K107	562	23427	SH		Sole
Chevron		COM	166764100	242	4171	SH		Sole
Chubb		COM	171232101	326	3420	SH		Sole
Citigroup Inc	COM	172967101	1368	28960	SH		Sole
Coca-Cola	COM	191216100	2215	52911	SH		Sole
Colgate PalmoliveCOM	194162103	6588	115370	SH		Sole
Comcast A	COM	200300200	266	10163	SH		Sole
Comcast Corp A	COM	200300200	9390	359497	SH		Sole
Costco WholesaleCOM	22160K105	7265	134146	SH		Sole
Diageo (Guinness)COM	25243q205	4938	77850	SH		Sole
Disney		COM	254687106	1282	45953	SH		Sole
Emerson ElectricCOM	291011104	1186	14181	SH		Sole
Exxon Mobil	COM	302290101	1779	29228	SH		Sole
Fannie Mae	COM	313586109	4074	79256	SH		Sole
Florida East CstCOM	340632108	248	4609	SH		Sole
Freddie Mac	COM	313400301	1509	24742	SH		Sole
General ElectricCOM	369604103	8743	251376	SH		Sole
Golden Eagle Int'lCOM	380961102	3	100000	SH		Sole
H & R Block	COM	093671105	200	9250	SH		Sole
Hartford Fincl SvcsCOM	416515104	244	3026	SH		Sole
Home Depot	COM	437076102	1782	42136	SH		Sole
Johnson & JohnsonCOM	478160104	1559	26333	SH		Sole
Keycorp Inc	COM	493267108	908	24664	SH		Sole
MarchFirst Inc	COM	566244109	0	83415	SH		Sole
Mercury General CorpCOM	589400100	2795	50917	SH		Sole
Microsoft	COM	594918104	348	12802	SH		Sole
Nestle Sa Rep AdrCOM	641069406	296	4000	SH		Sole
Pepsico Inc.	COM	713448108	1579	27326	SH		Sole
Pfizer		COM	717081103	6755	271073	SH		Sole
Potlatch Corp (New)COM	737628107	492	11494	SH		Sole
Procter & GambleCOM	742718109	2947	51144	SH		Sole
Rayonier Inc	COM	754907103	484	10623	SH		Sole
Royal Dutch Shell ACOM 			526	8445	SH		Sole
Schering-Plough	COM	806605101	217	11442	SH		Sole
St Joe		COM	790148100	1005	16000	SH		Sole
Sun Life FinancialCOM	866796105	613	14399	SH		Sole
Time Warner Inc	COM	887315109	7560	450268	SH		Sole
U.S. Bancorp DelCOM	902973106	3092	101368	SH		Sole
United TechnologiesCOM	913017109	2604	44927	SH		Sole
Ust Inc Com	COM	902911106	458	11000	SH		Sole
Viacom Inc Cl B	COM			852	21951	SH		Sole
Walmart		COM	931142103	5131	108605	SH		Sole
Washington Post	COM	939640108	768	988	SH		Sole
Wells Fargo & Co.COM	949746101	710	11111	SH		Sole
Wesco Financial	COM	950817106	1165	2920	SH		Sole
Weyerhaeuser Co	COM	962166104	2274	31391	SH		Sole
Wr Berkley Corp	COM	084423102	7034	121144	SH		Sole
Wyeth/Amer Home	COM	026609107	282	5806	SH		Sole
Morgan Stanley DW Adj 31		287	18900	SH		Sole